TECHNOLOGY AND OTHER ASSETS	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
TECHNOLOGY AND OTHER ASSETS
Intangible Assets Disclosure [Text Block]

4.       TECHNOLOGY AND OTHER ASSETS

The schedule below reflects the intangible assets acquired in the IMT acquisition and the assets amortization period and expense for the three months ended June 30, 2019, and the year ended March 31, 2019:

	Amortization		Expenses	Value at	Expenses	Value at
	period (years)	Value acquired	March 31, 2019	March 31, 2019	June 30, 2019	June 30, 2019
Intangible assets acquired		$	$	$	$	$
Patents and exclusive License Agreement	9.74	1,306,031	134,126	911,440	33,522	877,918
Trademark	Indefinite	2,505,907	—	2,505,907	—	2,505,907
Customer relationships	10	1,431,680	143,206	1,010,375	35,792	974,583
Non compete agreement	2	61,366	1,739	—	—	—
Assembled workforce	1	275,720	—	—	—	—
		5,580,704	278,997	4,427,722	69,314	4,358,408

The aggregate amortization expense for the technology and other assets was $69,314 and $71,053 at June 30, 2019 and 2018, respectively.

4.	TECHNOLOGY AND OTHER ASSETS

The schedule below reflects the intangible assets acquired in the IMT acquisition and the assets amortization period and expense for the year ended March 31, 2019:

	Amortization period (years)	Value acquired	Expense March 31, 2018	Value at March 31, 2018	Expenses March 31, 2019	Value at March 31, 2019
Intangible assets acquired		$	$	$	$	$
Patents and exclusive Licence Agreement	9.74	1,306,031	134,126	1,045,530	134,090	911,440
Trademark	Indefinite	2,505,907	-	2,505,907	-	2,505,907
Customer relationships	10	1,431,680	143,206	1,153,543	143,168	1,010,375
Non compete agreement	2	61,366	30,709	1,739	1,739	-
Assembled workforce	1	275,720	15,864	-	-	-
		5,580,704	323,905	4,706,719	278,997	4,427,722

The aggregate amortization expense for the technology and other assets was $1,152,982 and $873,985 at March 31, 2019 and 2018 respectively.